Operating leases - Operating Lease Maturity (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Leases [Abstract]
Due within 1 year	$ 25,095
Due between 1 and 5 years	55,632
Thereafter	12,369
Total future minimum lease payments	93,096
Lease imputed interest	(6,027)
Total	$ 87,069